John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 99.6%		$5,017,774,851
(Cost $1,800,977,193)
Communication services 21.8%		1,096,561,289
Entertainment 3.9%
Netflix, Inc. (A)	222,133	109,000,663
Sea, Ltd., ADR (A)	318,935	57,526,306
Spotify Technology SA (A)	99,958	29,124,762
Interactive media and services 17.8%
Alphabet, Inc., Class A (A)	35,480	62,246,112
Alphabet, Inc., Class C (A)	157,258	276,890,451
Facebook, Inc., Class A (A)	1,205,059	333,765,191
Match Group, Inc. (A)	353,657	49,232,591
Snap, Inc., Class A (A)	870,441	38,664,989
Tencent Holdings, Ltd.	1,871,300	136,413,427
Media 0.1%
Charter Communications, Inc., Class A (A)	4,100	2,673,159
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (A)	7,700	1,023,638
Consumer discretionary 21.3%		1,072,445,373
Auto components 0.1%
Aptiv PLC	19,938	2,366,641
Automobiles 0.0%
Tesla, Inc. (A)	2,000	1,135,200
Hotels, restaurants and leisure 1.0%
Chipotle Mexican Grill, Inc. (A)	22,268	28,713,027
Domino's Pizza, Inc.	7,300	2,865,761
Hilton Worldwide Holdings, Inc.	10,864	1,125,836
Marriott International, Inc., Class A	23,185	2,941,481
McDonald's Corp.	7,702	1,674,723
Yum! Brands, Inc.	135,703	14,357,377
Internet and direct marketing retail 16.5%
Alibaba Group Holding, Ltd., ADR (A)	758,492	199,756,453
Amazon.com, Inc. (A)	180,858	572,965,378
Booking Holdings, Inc. (A)	20,258	41,092,340
Etsy, Inc. (A)	51,088	8,209,842
Pinduoduo, Inc., ADR (A)	56,754	7,878,023
Trip.com Group, Ltd., ADR (A)	18,894	634,649
Multiline retail 1.2%
Dollar General Corp.	276,165	60,364,146
Dollar Tree, Inc. (A)	4,487	490,160
Specialty retail 1.0%
Carvana Company (A)	63,000	15,763,230
Ross Stores, Inc.	261,308	28,095,836
The TJX Companies, Inc.	99,364	6,310,608
Textiles, apparel and luxury goods 1.5%
Lululemon Athletica, Inc. (A)	99,201	36,726,194
NIKE, Inc., Class B	270,674	36,459,788
VF Corp.	30,200	2,518,680
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 2.7%		$137,266,576
Capital markets 2.3%
Intercontinental Exchange, Inc.	124,093	13,093,052
Morgan Stanley	288,271	17,823,796
MSCI, Inc.	2,405	984,655
S&P Global, Inc.	93,228	32,795,746
State Street Corp.	8,176	576,244
The Charles Schwab Corp.	368,820	17,991,040
The Goldman Sachs Group, Inc.	146,650	33,814,557
Insurance 0.4%
Chubb, Ltd.	21,041	3,110,491
Marsh & McLennan Companies, Inc.	42,655	4,889,969
Willis Towers Watson PLC	58,538	12,187,026
Health care 12.3%		619,650,147
Biotechnology 1.5%
AbbVie, Inc.	10,000	1,045,800
Exact Sciences Corp. (A)	6,077	735,682
Incyte Corp. (A)	210,288	17,777,748
Seagen, Inc. (A)	7,377	1,256,377
Vertex Pharmaceuticals, Inc. (A)	229,368	52,238,562
Health care equipment and supplies 4.0%
Align Technology, Inc. (A)	6,184	2,976,297
Becton, Dickinson and Company	3,402	798,926
Danaher Corp.	267,608	60,112,785
Intuitive Surgical, Inc. (A)	96,985	70,415,959
Stryker Corp.	291,400	68,012,760
Health care providers and services 5.0%
Anthem, Inc.	100,542	31,320,844
Centene Corp. (A)	431,494	26,601,605
Cigna Corp.	328,961	68,798,904
HCA Healthcare, Inc.	125,504	18,839,405
Humana, Inc.	29,174	11,684,770
UnitedHealth Group, Inc.	287,329	96,640,236
Health care technology 0.3%
Veeva Systems, Inc., Class A (A)	58,771	16,271,927
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	8,894	1,039,709
PPD, Inc. (A)	113,897	3,986,395
Thermo Fisher Scientific, Inc.	116,222	54,040,906
Pharmaceuticals 0.3%
Zoetis, Inc.	93,868	15,054,550
Industrials 2.5%		126,133,246
Aerospace and defense 0.0%
L3Harris Technologies, Inc.	2,248	431,594
Northrop Grumman Corp.	1,853	560,088
Airlines 0.0%
United Airlines Holdings, Inc. (A)	3,012	135,691
Commercial services and supplies 0.4%
Cintas Corp.	52,263	18,569,044
Industrial conglomerates 0.6%
General Electric Company	539,800	5,495,164
Honeywell International, Inc.	1,877	382,758
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Roper Technologies, Inc.	60,568	$25,862,536
Machinery 0.3%
Fortive Corp.	150,643	10,564,594
Parker-Hannifin Corp.	17,600	4,703,776
Professional services 0.7%
CoStar Group, Inc. (A)	36,524	33,257,659
Equifax, Inc.	4,619	770,911
Road and rail 0.5%
Canadian Pacific Railway, Ltd.	1,871	602,181
Kansas City Southern	2,265	421,675
Norfolk Southern Corp.	55,309	13,109,339
Union Pacific Corp.	55,205	11,266,236
Information technology 38.4%		1,936,982,614
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	84,400	9,619,068
IT services 13.3%
Fidelity National Information Services, Inc.	440,715	65,406,513
Fiserv, Inc. (A)	477,047	54,946,273
Global Payments, Inc.	499,823	97,560,451
Mastercard, Inc., Class A	351,378	118,242,211
PayPal Holdings, Inc. (A)	618,288	132,387,827
Shopify, Inc., Class A (A)	15,460	16,857,275
Snowflake, Inc., Class A (A)(B)	2,707	882,049
Square, Inc., Class A (A)	13,100	2,763,576
Twilio, Inc., Class A (A)	10,068	3,222,666
Visa, Inc., Class A	741,013	155,872,085
Wix.com, Ltd. (A)	82,667	21,115,632
Semiconductors and semiconductor equipment 4.6%
Advanced Micro Devices, Inc. (A)	547,602	50,740,801
Applied Materials, Inc.	104,281	8,601,097
KLA Corp.	2,163	545,011
Lam Research Corp.	7,621	3,449,722
Marvell Technology Group, Ltd.	865,992	40,086,770
Maxim Integrated Products, Inc.	165,856	13,772,682
Monolithic Power Systems, Inc.	1,500	479,940
NVIDIA Corp.	144,948	77,700,825
QUALCOMM, Inc.	188,072	27,678,556
Texas Instruments, Inc.	73,673	11,879,771
Software 15.8%
Adobe, Inc. (A)	1,000	478,470
Atlassian Corp. PLC, Class A (A)	46,351	10,431,293
Coupa Software, Inc. (A)	11,372	3,740,365
DocuSign, Inc. (A)	109,800	25,021,224
Intuit, Inc.	287,090	101,061,422
Microsoft Corp.	1,209,714	258,963,476
Paycom Software, Inc. (A)	32,636	13,611,823
salesforce.com, Inc. (A)	471,660	115,934,028
ServiceNow, Inc. (A)	237,803	127,117,594
Splunk, Inc. (A)	227,966	46,546,098
Synopsys, Inc. (A)	151,861	34,548,378
Workday, Inc., Class A (A)	158,660	35,665,181
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (A)	43,800	$20,952,168
Technology hardware, storage and peripherals 4.5%
Apple, Inc.	1,924,404	229,100,293
Materials 0.6%		28,735,606
Chemicals 0.6%
Linde PLC	66,748	17,115,522
PPG Industries, Inc.	34,300	5,034,211
The Sherwin-Williams Company	8,809	6,585,873

	Yield (%)	Shares	Value
Short-term investments 0.6%			$27,026,857
(Cost $27,026,938)
Short-term funds 0.6%			27,026,857
John Hancock Collateral Trust (C)	0.1952(D)	87,106	871,683
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0153(D)	500,173	500,173
T. Rowe Price Government Reserve Fund	0.0904(D)	25,655,001	25,655,001

Total investments (Cost $1,828,004,131) 100.2%	$5,044,801,708
Other assets and liabilities, net (0.2%)	(8,599,445)
Total net assets 100.0%	$5,036,202,263

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $854,854.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
The fund had the following country composition as a percentage of net assets on 11-30-20:
United States	88.9%
China	6.8%
Singapore	1.1%
Canada	1.1%
Other countries	2.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	1,096,561,289	$960,147,862	$136,413,427	—
Consumer discretionary	1,072,445,373	1,072,445,373	—	—
Financials	137,266,576	137,266,576	—	—
Health care	619,650,147	619,650,147	—	—
Industrials	126,133,246	126,133,246	—	—
Information technology	1,936,982,614	1,936,982,614	—	—
Materials	28,735,606	28,735,606	—	—
Short-term investments	27,026,857	27,026,857	—	—
Total investments in securities	$5,044,801,708	$4,908,388,281	$136,413,427	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	87,106	$216,363	$12,108,328	$(11,452,731)	$(190)	$(87)	$1,403	—	$871,683
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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